Property and Equipment, net (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
The estimated useful lives to calculate depreciation of property and equipment and leasehold improvements consisted of the following:

Asset Category	Useful Life
Equipment	5 years
Finance leases	Shorter of the lease term or the useful lives of the assets
Vehicles	5 years
Leasehold improvements	Shorter of the lease term or the useful lives of the assets
Furniture and fixtures	5 years
Computers, internally developed software and related equipment	3 years
Property and equipment, net consisted of the following at December 31, 2023 and 2022 (in thousands):

	December 31, 2023	December 31, 2022
Equipment	$7,629	$7,595
Finance lease assets	7,974	9,283
Furniture and fixtures	173	173
Company vehicles	2,102	1,389
Leasehold improvements	1,401	1,401
Computers, software and related equipment	3,091	2,865
Construction in progress	292	346
Property and equipment, gross	22,662	23,052
Accumulated depreciation	(8,002)	(4,471)
Property and equipment, net	$14,660	$18,581
Property and equipment, net consisted of the following at June 30, 2024 and December 31, 2023 (in thousands):

	June 30, 2024	December 31, 2023
Equipment	$7,749	$7,629
Finance lease assets	7,784	7,974
Furniture and fixtures	173	173
Company vehicles	2,397	2,102
Leasehold improvements	1,401	1,401
Computers, software and related equipment	3,128	3,091
Construction in progress	292	292
Property and equipment, gross	22,924	22,662
Accumulated depreciation	(9,936)	(8,002)
Property and equipment, net	$12,988	$14,660